Net sales - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales
Gross revenue from the sale of products and services	R$ 46,069,211	R$ 50,141,542	R$ 45,298,287
Construction revenue	1,568,285	1,602,284	1,494,142
Indirect taxes and other deductions	(7,218,900)	(7,793,084)	(7,323,932)
Net sales	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497